Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, gross	$ 22,765,625	$ 27,932,386
Less: accumulated depreciation	(11,166,209)	(16,101,688)
Property, plant and equipment, net	11,599,416	11,830,698
Office Buildings [Member]
Property, plant and equipment, gross	4,833,162	5,177,737
Electronics Equipment, Furniture and Fixtures [Member]
Property, plant and equipment, gross	4,385,548	11,422,706
Motor Vehicles [Member]
Property, plant and equipment, gross	225,101	333,769
Purchased Software [Member]
Property, plant and equipment, gross	$ 13,321,814	$ 10,998,174